SUMMARY OF SIGNIFICANT ACCOUNTING POLICY (Details Narrative) - USD ($)						1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 09, 2021	Jun. 10, 2021	May 12, 2021	Jan. 09, 2021	Jul. 09, 2020	May 20, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	May 17, 2021	Oct. 13, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash insured amount							$ 250,000		$ 250,000		$ 250,000
Depreciation expense							$ 32,216	$ 29,947	63,925	$ 55,774	117,340	$ 17,143
Stock compensation expense									729,525		$ 165,590	$ 1,701,316
Consulting Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares due			250,000		600,000								300,000	250,000
Fair falue of shares				$ 0.23	$ 0.29
Shares to be issued					350,000									250,000
Restricted common shares issued	350,000
Fair value of restricted common shares issued	$ 80,500
Stock compensation expense					$ 165,590				$ 81,563
Consulting Agreement 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair falue of shares		$ 0.299	$ 0.256	$ 0.23
Restricted common shares issued		300,000	250,000	250,000
Fair value of restricted common shares issued		$ 89,700	$ 64,045	$ 57,500
Options [Member] | Chairman [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share option issued						777,778
Strike price						$ 0.27
Grant date fair value of the options						$ 160,857
Options expire						5 years
Stock compensation expense						$ 160,857
Options [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share option issued						500,000
Strike price						$ 0.28
Grant date fair value of the options						$ 102,923
Options expire						5 years
Stock compensation expense						$ 102,923